Financial Instruments - Fair values and risk management (Details 4) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	₩ 5,112,044	₩ 9,945,757
Loss allowance	₩ 731,158	₩ 735,317
Accounts Receivables [Member] | Not due or overdue less than 90 days [Member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.03%	0.35%
Carrying amount	₩ 4,066,384	₩ 9,186,195
Loss allowance	₩ 1,195	₩ 32,453
Accounts Receivables [Member] | More Than 90 Days Less Than 180 Days [Member]
IfrsStatementLineItems [Line Items]
Expected loss rate	1.19%	3.95%
Carrying amount	₩ 313,700	₩ 12,952
Loss allowance	₩ 3,745	₩ 512
Accounts Receivables [Member] | More Than 180 Days Less Than 270 Days [Member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	13.01%
Carrying amount		₩ 36,013
Loss allowance		₩ 4,686
Accounts Receivables [Member] | More Than 270 Days Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.00%
Carrying amount	₩ 5,742	₩ 7,374
Loss allowance
Accounts Receivables [Member] | More Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Expected loss rate	100.00%	99.21%
Carrying amount	₩ 726,218	₩ 703,223
Loss allowance	726,218	697,666
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	1,075,285	674,585
Loss allowance	₩ 539,151	₩ 544,104
Other Receivables [Member] | Not due or overdue less than 90 days [Member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.00%
Carrying amount	₩ 529,639	₩ 124,729
Loss allowance
Other Receivables [Member] | More Than 90 Days Less Than 180 Days [Member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.00%
Carrying amount
Loss allowance
Other Receivables [Member] | More Than 180 Days Less Than 270 Days [Member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.00%
Carrying amount
Loss allowance
Other Receivables [Member] | More Than 270 Days Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.00%
Carrying amount	₩ 6,495
Loss allowance
Other Receivables [Member] | More Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Expected loss rate	100.00%	98.95%
Carrying amount	₩ 539,151	₩ 549,856
Loss allowance	₩ 539,151	₩ 544,104